SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Summary of the Share Options Activities

A summary of the share options activities for years ended December 31, 2022, 2023 and 2024:

		Weighted	Weighted	Aggregate
		average	remaining	Intrinsic
	Number of	exercise	contractual	Value
	shares	USD	years	USD
Outstanding as of December 31, 2021	810,832	1.02	—	—
Granted	797,700	0.99	—	—
Exercised	(53,538)	0.58	—	—
Forfeited	(178,252)	0.97	—	—
Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as of December 31, 2022	1,376,742	1.03	—	—
Granted	587,697	1.07	—	—
Exercised	(113,328)	0.58	—	—
Forfeited	(162,518)	0.57	—	—
Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as of December 31, 2023	1,688,593	1.12	—	—
Granted	725,197	0.95	—	—
Exercised	—	—	—	—
Forfeited	(580,872)	1.06	—	—
Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as of December 31, 2024	1,832,918	1.07	—	—
Vested and expected to vest as of December 31, 2024	1,832,918	1.07	5.35	—
Exercisable as of December 31, 2024	1,561,093	1.15	4.92	—

Schedule of Information Relating to Options Outstanding and Exercisable

Information relating to options outstanding and exercisable as of December 31, 2024 is as follows:

Options outstanding as of December 31, 2024			Options exercisable as of December 31, 2024
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
16,800	0.53	4.21	16,800	0.53	4.21
1,274,093	1.26	4.60	1,274,093	1.26	4.60
237,150	0.57	6.00	165,200	0.57	6.00
200,000	0.79	7.10	100,000	0.79	7.10
8,000	0.48	9.01	5,000	0.48	9.01
96,875	0.43	10.01
1,832,918	1.07	5.35	1,561,093	1.15	4.92

Summary of Assumptions Used in the Valuation Model

The Company calculated the fair value of the share options on the grant date, for the years ended December 31, 2022, 2023 and 2024, using the Black-Scholes-Merton pricing valuation model. The assumptions used in the valuation model are summarized as follows:

	Year Ended December 31,
	2022	2023	2024
Expected dividend yield	0%	0%	0%
Expected volatility	67%	68%	69%/70%/70%/70%
Expected term	4.17/4.79/6.25	3.58/4.29/5.25	3.17/3.79/5.29/5.46
Risk-free interest rate (per annum)	2.08%/2.78%/1.84%	3.57%/3.68%/4.68%	4.46%/4.73%/4.65%/4.65%

Options
SHARE-BASED COMPENSATION
Schedule of Compensation Expense Recognized for Non-vested Shares

Compensation expense recognized for share options for the year ended December 31, 2022, 2023 and 2024 is allocated to the following expense items:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	59,874	53,104	81,748
Research and development	4,785	—	—
Sales and marketing	35,546	53,133	54,001
General and administrative	935,582	1,443,900	625,709
Total share-based compensation expense	1,035,787	1,550,137	761,458

Non-vested shares
SHARE-BASED COMPENSATION
Schedule of Compensation Expense Recognized for Non-vested Shares	Compensation expense recognized for non-vested shares for the years ended December 31, 2022, 2023 and 2024 is allocated to the following expense items:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	29,057	21,722	64,361
Sales and marketing	40,655	63,321	38,854
General and administrative	354,256	1,432,861	1,947,059
Total share-based compensation expense	423,968	1,517,904	2,050,274

Summary of the Non-vested Shares Activities

A summary of the non-vested shares activities for the year ended December 31, 2022, 2023 and 2024 is presented below:

		Weighted
		average
		grant
	Number	date fair
	of shares	value
		USD
Outstanding at December 31, 2021	199,336	0.671
Granted	350,500	0.841
Vested	(199,336)	0.671
Forfeited	(52,750)	0.615
Cancelled	—	—
Outstanding at December 31, 2022	297,750	0.881
Granted	872,500	0.467
Vested	(133,950)	0.851
Forfeited	(29,250)	0.925
Cancelled	—	—
Outstanding at December 31, 2023	1,007,050	0.525
Granted	108,750	0.430
Vested	(381,617)	0.636
Forfeited	(52,500)	0.430
Cancelled	—	—
Outstanding at December 31, 2024	681,683	0.489